Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Profit attributable to holders of common shares	R$ 125,957	R$ 127,654	R$ 56,534
Denominator
Weighted average number of basic shares held by shareholders	121,777,128	119,960,383	122,312,323
Earnings per share – basic	R$ 1.03	R$ 1.06	R$ 0.46
Numerator
Profit attributable to holders of common shares	R$ 125,957	R$ 127,654	R$ 56,534
Denominator
Weighted average number of diluted shares held by shareholders	125,155,798	123,287,891	122,375,414
Net earnings per share – diluted	R$ 1.01	R$ 1.04	R$ 0.46